Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Revenue

The following table presents revenue by major revenue type for the years ended March 31, 2026, 2025 and 2024, respectively:

	For the years ended March 31,
	2026	2025	2024
Design and fit out services	$1,882,061	$2,986,769	$3,603,422
Design only services	24,129	279,621	779,574
Sale of robotic products	384,429	—	—
Total	$2,290,619	$3,266,390	$4,382,996

The following table presents revenue by type of premises or products for the years ended March 31, 2026, 2025 and 2024, respectively:

	For the years ended March 31,
	2026	2025	2024
Non-residential	$1,496,427	$2,533,927	$3,651,614
Residential	409,763	732,463	731,382
Sale of robotic products	384,429	—	—
Total	$2,290,619	$3,266,390	$4,382,996

The following table presents the significant revenue and expense categories in the Company’s operating segments:

	For the years ended March 31, 2026
	Interior design and fit out service	Robotics and AI Solutions Business	Corporate	Total
Revenues	$1,906,190	$384,429	$—	$2,290,619
Cost of revenues	(1,765,115)	(275,507)	—	(2,040,622)
Selling and marketing expenses	(255,588)	(50,727)	(30,704)	(337,019)
Selling and marketing expenses - share-based compensation	—	—	(7,820,000)	(7,820,000)
Research and development expenses	—	(130,961)	—	(130,961)
General and administrative expenses	(1,480,722)	(113,881)	(692,439)	(2,287,042)
Other (expenses) income, net	(31,806)	9	46,544	14,747
Benefit from (Provision for) income taxes	4,761	(9,687)	—	(4,926)
Net loss	$(1,622,280)	$(196,325)	$(8,496,599)	$(10,315,204)

Segment assets	1,967,366	520,215	5,321,317	7,808,898
Reconciliation:
Elimination of intersegment receivables	(10,013)	—	(2,424,056)	(2,434,069)
Unallocated assets	—	—	—	—
Total assets	$1,957,353	$520,215	$2,897,261	$5,374,829

Segment liabilities	3,406,311	705,991	412,318	4,524,620
Reconciliation:
Elimination of intersegment payables	(1,771,901)	(649,561)	(12,606)	(2,434,068)
Total liabilities	$1,634,410	$56,430	$399,712	$2,090,552
	For the years ended March 31, 2026
	Interior design and fit out service	Robotics and AI Solutions Business	Corporate	Total
Other segment information
Depreciation and amortization	$243,196	$6,162	$—	$249,358
Provision for allowance for expected credit losses	$1,898	$1,433	$(1,351)	$1,980
Share-based compensation	$—	$—	$7,928,000	$7,928,000
Impairment losses	$137,593	$—	$—	$137,593

	For the years ended March 31, 2025
	Interior design and fit out service	Robotics and AI Solutions Business	Corporate	Total
Revenues	$3,266,390	$—	$—	$3,266,390
Cost of revenues	(2,540,218)	—	—	(2,540,218)
Selling and marketing expenses	(57,644)	—	—	(57,644)
Selling and marketing expenses - share-based compensation	—	—	—	—
Research and development expenses	—	—	—	—
General and administrative expenses	(1,842,665)	—	(453,372)	(2,296,037)
Other (expenses) income, net	(9,504)	—	1,277	(8,227)
Benefit from income taxes	174,620	—	—	174,620
Net loss	$(1,009,021)	$—	$(452,095)	$(1,461,116)

Segment assets	$3,332,764	$—	$5,782,070	$9,114,834
Reconciliation:
Elimination of intersegment receivables	(8,805)	—	(1,530,474)	(1,539,279)
Total assets	$3,323,959	$—	$4,251,596	$7,575,555

Segment liabilities	3,141,520	—	173,846	3,315,366
Reconciliation:
Elimination of intersegment payables	(1,530,474)	—	(8,805)	(1,539,279)
Total liabilities	$1,611,046	$—	$165,041	$1,776,087
	For the years ended March 31, 2025
	Interior design and fit out service	Robotics and AI Solutions Business	Corporate	Total
Other segment information
Depreciation and amortization	$63,377	$—	$—	$63,377
Provision for allowance for expected credit losses	$35,354	$—	$—	$35,354
Share-based compensation	$—	$—	$—	$—
Impairment losses	$—	$—	$—	$—

	For the years ended March 31, 2024
	Interior design and fit out service	Robotics and AI Solutions Business	Corporate	Total
Revenues	$4,382,996	$—	$—	$4,382,996
Cost of revenues	(2,821,615)	—	—	(2,821,615)
Selling and marketing expenses	(767)	—	—	(767)
Selling and marketing expenses - share-based compensation	—	—	—	—
Research and development expenses	—	—	—	—
General and administrative expenses	(381,825)	—	(288,000)	(669,825)
Other income, net	21,581	—	—	21,581
Provision for income taxes	(128,932)	—	—	(128,932)
Net (loss) income	$1,071,438	$—	$(288,000)	$783,438

Segment assets	$1,982,253	$—	$477,061	$2,459,314
Reconciliation:
Elimination of intersegment receivables	(347,845)	—	—	(347,845)
Total assets	$1,634,408	$—	$477,061	$2,111,469

Segment liabilities	778,556	—	483,038	1,261,594
Reconciliation:
Elimination of intersegment payables	—	—	(347,845)	(347,845)
Total liabilities	$778,556	$—	$135,193	$913,749
	For the years ended March 31, 2024
	Interior design and fit out service	Robotics and AI Solutions Business	Corporate	Total
Other segment information
Depreciation and amortization	$44,572	$—	$—	$44,572
Provision for allowance for expected credit losses	$6,333	$—	$—	$6,333
Share-based compensation	$—	$—	$—	$—
Impairment losses	$—	$—	$—	$—